                           Oppenheimer Growth Fund
                   Supplement dated January 2, 2003 to the
          Statement of Additional Information dated October 23, 2002

The Statement of Additional Information is changed as follows:

1.    Effective  December 31, 2002, Mr. Leon Levy resigned as a Trustee of the
   Fund  and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the  Board,
   effective  January  1,  2003.   Therefore,   the  Statement  of  Additional
   Information  is revised by deleting the  biography  for Mr. Levy on page 23 and by  adding  the  following  to Mr.  Yeutter's  biography  on  page  25:
   "Chairman of the Board of Trustees."

2. In the  Trustee  compensation  table  on  pages  28 and 29,  the  title  of
"Chairman" after
   Mr.  Levy's name is deleted and the title of  "Chairman" is added after Mr.
Yeutter's
   name.  In addition,  the following  footnote is added  following Mr. Levy's name and
   following Mr. Yeutter's name:

7.    Effective January 1, 2003,  Clayton Yeutter became Chairman of the Board of  Trustees/Directors  of the Board I Funds upon the
               retirement of Leon Levy.

January 2, 2003                                             PX0270.008